Fair Value of Financial Instruments - Foreign Exchange Contracts (Details) $ in Thousands	12 Months Ended
	Dec. 30, 2016 USD ($) instrument	Dec. 25, 2015 USD ($) instrument	Dec. 31, 2014 USD ($)
Derivative financial instruments
Number of instruments that extend beyond one and five years | instrument	0	0
Derivative liabilities	$ 1,200
Selling, general and administrative expense
Derivative financial instruments
Unrealized gain from changes in derivative fair values	1,062	$ 129	$ (142)
Realized loss from changes in derivative fair values	$ 6,000	$ 8,009	$ (2,740)
Maximum
Derivative financial instruments
Term of forward foreign exchange contracts	1 year